Other receivables and assets	9 Months Ended
Sep. 30, 2025
Trade and other receivables [abstract]
Other receivables and assets	Other receivables and assets
Other receivables and assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2024	AS OF SEPTEMBER 30, 2025
OTHER RECEIVABLES AND ASSETS
Prepaid expenses - non current	948	717
Total non-current other receivables and assets	948	717
Research tax credit ("CIR")	5,774	2,791
VAT receivables	9,841	10,270
Prepaid expenses	3,233	1,988
Employee-related receivables	—	5,362
Credit notes	48	11
Total current other receivables and assets	18,896	20,421
Other receivables and assets	19,843	21,137
Research tax credit (“CIR”)
The CIR is recognized as Other Operating Income in the year to which the eligible research expense relates. The Group received the payment for the CIR for the 2024 tax year of €5,640 thousand in June 2025. The additional CIR of €2,791 thousand recorded over the nine-month period ended September 30, 2025 relates to research expenses incurred during the period.

Employee-related receivables
In connection with the vesting of AGAs granted to its employees in the U.S. (analogous to restricted stock units), the Group settles its
U.S. employee tax obligations on their behalf through a "sell-to-cover" mechanism. A portion of the vested shares is sold on behalf of the employees to fund the withholding taxes, with employees receiving the remaining shares net of the amounts sold.
As of September 30, 2025, the Group had settled such U.S. employee tax obligations of €5,362 thousand in advance of receiving the proceeds from the sale of the corresponding shares. The sell-to-cover transactions were completed in October 2025 and the related receivable was settled.
Prepaid expenses
Prepaid expenses as of September 30, 2025 include prepaid expenses related to CRO contracts for an amount of €1,171 thousand (see
Note 9) and other expenses from various suppliers amounting to €1,534 thousand.